Property and Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,288	$ 8,288
Accumulated depreciation	(7,977)	(7,665)
Property and equipment, net	311	623
Office equipment and computers
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,106	6,106
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,182	$ 2,182